CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 3,319,438	$ 12,978,757	$ 25,986,159	$ 16,915,460
Adjustments to reconcile net income to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(11,531,430)	(13,807,691)	(27,761,686)	(18,038,352)
Changes in operating assets and liabilities:
Prepaid expenses	(123,082)	138,481	384,287	(508,750)
Other receivables	(2,441,582)
Accrued expenses	8,704,165	166,362	418,715	271,633
Due to related party	2,361	15,750	42,721	7,500
Net cash used in operating activities	(2,070,130)	(508,341)	(929,804)	(1,352,509)
Cash flows from investing activities:
Cash withdrawn from the Trust Account	7,143,312
Cash deposited in Trust Account	(1,480,791)		0	(505,000,000)
Net cash used in investing activities	5,662,521		0	(505,000,000)
Cash flows from financing activities:
Proceeds received from extension note	1,480,791
Proceeds from working capital loan	1,232,707
Redemption of Class A ordinary shares	(7,143,312)
Proceeds received from initial public offering, gross			0	500,000,000
Proceeds received from sale of private placement warrants			0	14,300,000
Proceeds received from overfunding loans			0	5,000,000
Repayment of promissory note			0	(366,781)
Payment of underwriter and advisory fee			0	(10,000,000)
Payment of offering costs			0	(675,587)
Net cash provided by financing activities	(4,429,814)		0	508,257,632
Net change in cash	(837,423)	(508,341)	(929,804)	1,905,123
Cash – beginning of period	975,319	1,905,123	1,905,123	0
Cash – end of period	137,896	$ 1,396,782	975,319	1,905,123
Supplemental disclosure of non-cash activities
Conversion of Class B ordinary shares to Class A ordinary shares	1,250
Offering costs included in accrued expenses			0	(270,391)
Deferred offering costs paid by Sponsor through promissory note			0	133,538
Deferred underwriting and advisory fees			$ 0	$ 17,500,000
Deferred financing obligation	$ 1,480,792